Janus Henderson Growth and Income Fund
Schedule of Investments (unaudited)
December 31, 2025

	Shares	Value
Common Stocks – 99.9%
Aerospace & Defense – 2.5%
General Electric Co	348,287	$107,282,845
Raytheon Technologies Corp	533,329	97,812,538
		205,095,383
Airlines – 0.9%
Delta Air Lines Inc	1,039,483	72,140,120
Banks – 4.0%
JPMorgan Chase & Co	777,139	250,409,729
PNC Financial Services Group Inc/The	357,770	74,677,332
		325,087,061
Beverages – 1.3%
Coca-Cola Co	1,550,349	108,384,899
Biotechnology – 1.9%
AbbVie Inc	409,566	93,581,736
Amgen Inc	184,614	60,426,008
		154,007,744
Building Products – 1.1%
Trane Technologies PLC	228,324	88,863,701
Capital Markets – 8.3%
Bank of New York Mellon Corp	377,765	43,854,739
Charles Schwab Corp	957,746	95,688,403
CME Group Inc	378,707	103,417,308
Goldman Sachs Group Inc	150,261	132,079,419
Intercontinental Exchange Inc	601,865	97,478,055
Moody's Corp	145,382	74,268,395
Morgan Stanley	728,195	129,276,458
		676,062,777
Chemicals – 0.7%
Ecolab Inc	214,381	56,279,300
Communications Equipment – 1.9%
Cisco Systems Inc	1,184,942	91,276,082
Motorola Solutions Inc	155,949	59,778,371
		151,054,453
Consumer Finance – 1.9%
American Express Co	430,021	159,086,269
Diversified Financial Services – 3.1%
Visa Inc	715,072	250,782,901
Diversified Telecommunication Services – 1.2%
Verizon Communications Inc	2,408,948	98,116,452
Electrical Equipment – 1.8%
Eaton Corp PLC	296,894	94,563,708
Emerson Electric Co	387,711	51,457,004
		146,020,712
Electronic Equipment, Instruments & Components – 1.9%
Amphenol Corp	1,167,614	157,791,356
Entertainment – 1.6%
Walt Disney Co/The	1,130,731	128,643,266
Food & Staples Retailing – 0.7%
Costco Wholesale Corp	65,620	56,586,751
Health Care Equipment & Supplies – 3.8%
Abbott Laboratories	886,953	111,126,342
Medtronic PLC	994,421	95,524,081
Stryker Corp	295,383	103,818,263
		310,468,686
Health Care Providers & Services – 0.6%
HCA Healthcare Inc	97,253	45,403,535
Hotels, Restaurants & Leisure – 3.4%
Booking Holdings Inc	21,069	112,831,448
Marriott International Inc/MD - Class A	210,972	65,451,953
Royal Caribbean Cruises Ltd	358,118	99,886,273
		278,169,674
Household Durables – 1.0%
Garmin Ltd	418,870	84,967,779
Independent Power and Renewable Electricity Producers – 0.6%
Vistra Corp	299,221	48,273,324

	Shares	Value
Common Stocks – (continued)
Information Technology Services – 0.3%
Accenture PLC	98,210	$26,349,743
Insurance – 1.8%
Progressive Corp/The	426,049	97,019,878
Travelers Cos Inc	166,297	48,236,108
		145,255,986
Interactive Media & Services – 9.8%
Alphabet Inc - Class C	1,722,209	540,429,184
Meta Platforms Inc - Class A	396,612	261,799,615
		802,228,799
Life Sciences Tools & Services – 1.2%
Danaher Corp	433,627	99,265,893
Machinery – 0.7%
Deere & Co	120,115	55,921,940
Oil, Gas & Consumable Fuels – 0.9%
Chevron Corp	497,638	75,845,007
Pharmaceuticals – 4.9%
Eli Lilly & Co	186,489	200,415,998
Johnson & Johnson	550,498	113,925,561
Zoetis Inc	673,823	84,780,410
		399,121,969
Road & Rail – 0.8%
Union Pacific Corp	281,691	65,160,762
Semiconductor & Semiconductor Equipment – 13.7%
Broadcom Inc	1,037,222	358,982,534
KLA Corp	140,840	171,131,867
Lam Research Corp	996,373	170,559,130
NVIDIA Corp	731,090	136,348,285
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	528,837	160,708,276
Texas Instruments Inc	708,591	122,933,453
		1,120,663,545
Software – 10.3%
Intuit Inc	168,670	111,730,381
Microsoft Corp	1,329,889	643,160,918
Oracle Corp	426,804	83,188,368
		838,079,667
Specialty Retail – 2.1%
Home Depot Inc	308,360	106,106,676
TJX Cos Inc	430,206	66,083,944
		172,190,620
Technology Hardware, Storage & Peripherals – 6.4%
Apple Inc	1,508,167	410,010,281
Dell Technologies Inc	888,870	111,890,955
		521,901,236
Textiles, Apparel & Luxury Goods – 1.0%
NIKE Inc - Class B	1,278,070	81,425,840
Tobacco – 1.8%
Philip Morris International Inc	891,794	143,043,758
Total Common Stocks (cost $4,580,149,240)		8,147,740,908
Investment Companies – 0.1%
Money Markets – 0.1%
Janus Henderson Cash Liquidity Fund LLC, 3.7222%ºº,£ (cost $4,104,718)	4,103,487	4,104,718
Total Investments (total cost $4,584,253,958) – 100.0%		8,151,845,626
Cash, Receivables and Other Assets, net of Liabilities – 0%		1,248,473
Net Assets – 100%		$8,153,094,099

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$7,991,137,350	98.0%
Taiwan	160,708,276	2.0
Total	$8,151,845,626	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 12/31/25	Ending Shares	Dividend Income
Investment Companies - 0.1%
Money Markets - 0.1%
Janus Henderson Cash Liquidity Fund LLC, 3.7222%ºº
	$8,299,033	$107,775,846	$(111,970,404)	$243	$-	$4,104,718	4,103,487	$39,487

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

ºº	Rate shown is the 7-day yield as of December 31, 2025.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2025.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$8,147,740,908	$-	$-
Investment Companies	-	4,104,718	-
Total Assets	$8,147,740,908	$4,104,718	$-

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-25-70240 02-26